Fair Value Measurements (Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Assets, Current	$ 56		$ 479
Risk Management Assets, Long-term	204		111
Risk management Liabilities, Current	25		5
Risk Management Liabilities, Long-term	5		10
Accounts receivable and accrued revenues	988		1,236
Accounts payable and accrued liabilities	1,895		2,003
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Assets, Current			2
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Assets, Current	71		505
Risk Management Assets, Long-term	204		112
Risk management Liabilities, Current	38		25
Risk Management Liabilities, Long-term			7
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Liabilities, Current	2		8
Risk Management Liabilities, Long-term	5		4
Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Assets, Current	71		507
Risk Management Assets, Long-term	204		112
Risk management Liabilities, Current	40		33
Risk Management Liabilities, Long-term	5		11
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Assets, Current	(15)	[1]	(28)	[1]
Risk Management Assets, Long-term			(1)	[1]
Risk management Liabilities, Current	(15)	[1]	(28)	[1]
Risk Management Liabilities, Long-term			(1)	[1]
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk management Assets, Current	56		479
Risk Management Assets, Long-term	204		111
Risk management Liabilities, Current	25		5
Risk Management Liabilities, Long-term	5		10
Encana Share Units Held By Cenovus Employees [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues			1	[2]
Accounts payable and accrued liabilities			1	[3]
Encana Share Units Held By Cenovus Employees [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues			1	[2]
Accounts payable and accrued liabilities			1	[3]
Encana Share Units Held By Cenovus Employees [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues			1	[2]
Accounts payable and accrued liabilities			1	[3]
Cenovus Share Units Held By Encana Employees [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	8	[4]	36	[4]
Cenovus Share Units Held By Encana Employees [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	8	[4]	36	[4]
Cenovus Share Units Held By Encana Employees [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 8	[4]	$ 36	[4]

[1]	Netting to offset derivative assets and liabilities where the legal right and intention to offset exists, or where counterparty master netting arrangements contain provisions for net settlement.
[2]	Receivable from Cenovus.
[3]	Payable to Cenovus employees.
[4]	Payable to Cenovus.